UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21034

                       SANFORD C. BERNSTEIN FUND II, INC.
               (Exact name of registrant as specified in charter)
              1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Intermediate Duration Institutional Portfolio
June 30, 2005 (Unaudited)

Principal Amount       Description                                       Market Value

U.S. TREASURY NOTES: 14.45%
        $53,390,000    3.75%, 03/31/2007 (a)                            $  53,471,313
          9,670,368    3.625%, 01/15/2008 (a)                              10,232,835
         18,105,000    3.875%, 05/15/2010 (a)                              18,208,253
          1,863,031    2.00%, 07/15/2014 (a)                                1,919,723
            845,000    4.00%, 02/15/2015 (a)                                  848,004
Total U.S. Treasury Notes                                               --------------
(Cost $84,776,733)                                                         84,680,128
                                                                        --------------

U.S. TREASURY BONDS: 2.44%
         12,135,000    5.375%, 02/15/2031 (a)                              14,319,300
Total U.S. Treasury Bonds                                               --------------
(Cost $13,282,329)                                                         14,319,300
                                                                        --------------

U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 0.90%
          5,305,000    Federal National Mortgage                            5,267,281
                       Association
                       3.875%, 11/17/2008 (a)
Total U.S. Government Sponsored Agency Obligations                      --------------
(Cost $5,253,829)                                                           5,267,281
                                                                        --------------

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS: 0.35%
          2,045,000    Fanniemae Grantor Trust Series                       2,044,980
                       2005-T3 Class A1A, 3.36%,
                       07/25/2035 (a)
Total U.S. Government Agency - Collateralized Mortgage Obligations      --------------
(Cost $2,045,000)                                                           2,044,980
                                                                        --------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.60%
            280,631    Countrywide Home Loans, Series                         279,601
                       2003-49 Class A1, 1.642%,
                       12/19/2033 (a)(b)
             93,794    Deutsche Mortgage Securities                            93,794
                       Inc., Series 2004-4 Class 1A1,
                       3.524%, 04/25/2034 (a)(b)
          1,100,000    Residential Funding Mortgage                         1,100,198
                       Secs II Series 2005-HI2 Class
                       A3, 4.46%, 05/25/2035 (a)
          2,036,740    Washington Mutual, Series                            2,036,740
                       2005-AR2 Class 2A22, 3.283%,
                       01/25/2045 (a)(b)
Total Collateralized Mortgage Obligations                               --------------
(Cost $3,510,594)                                                           3,510,333
                                                                        --------------

MORTGAGE PASS-THROUGHS: 33.21%
          1,838,813    Federal National Mortgage                            1,901,820
                       Association Pool, 6.00%,
                       02/01/2017 (a)
         35,760,000    Federal National Mortgage                           35,592,357
                       Association Pool TBA, 4.50%,
                       07/25/2020 (c)
         20,090,000    Federal National Mortgage                           20,593,625
                       Association Pool TBA, 5.50%,
                       07/25/2020 (c)
         20,126,776    Federal National Mortgage                           20,858,696
                       Association Pool, 6.50%,
                       08/01/2027-10/01/2034 (a)
          4,695,000    Government National Mortgage                         4,841,719
                       Association Pool TBA, 6.00%,
                       07/15/2035 (c)
         23,125,000    Federal National Mortgage                           23,125,000
                       Association Pool TBA, 5.00%,
                       07/25/2035 (c)
         25,120,000    Federal National Mortgage                           25,424,513
                       Association Pool TBA, 5.50%,
                       07/25/2035 (c)

          9,560,000    Federal Home Loan Mortgage                           9,793,025
                       Corp. Pool TBA, 6.00%,
                       07/25/2035 (c)
         39,525,000    Federal National Mortgage                           40,513,125
                       Association Pool TBA, 6.00%,
                       07/25/2035 (c)
         11,535,000    Federal National Mortgage                           11,935,126
                       Association Pool TBA, 6.50%,
                       07/25/2035 (c)
Total Mortgage Pass-Throughs                                            --------------
(Cost $194,985,164)                                                       194,579,006
                                                                        --------------

AUTOMOTIVE: 0.99%
            340,000    Ford Motor Credit Co.,                                 342,441
                       6.50%, 01/25/2007 (a)
          1,040,000    Ford Motor Credit Co.,                               1,027,154
                       6.625%, 06/16/2008 (a)
            205,000    Ford Motor Credit Co.,                                 189,080
                       5.70%, 01/15/2010 (a)
            530,000    DaimlerChrysler NA,                                    527,563
                       4.875%, 06/15/2010 (a)
            940,000    Ford Motor Credit Co.,                                 915,658
                       7.375%, 02/01/2011 (a)
             42,000    TRW Automotive, Senior                                  48,300
                       Subordinated Note,
                       11.00%, 02/15/2013,
                       Callable 02/15/2008 @ 105.50 (a)
            590,000    Ford Motor Credit Co.,                                 566,093
                       7.00%, 10/01/2013 (a)
              2,000    Keystone Automotive Operations                           1,980
                       Inc., Senior Subordinated
                       Note, 9.75%, 11/01/2013,
                       Callable 11/01/2008 @ 104.88 (a)
            565,000    Ford Motor Co.,                                        435,627
                       6.375%, 02/01/2029 (a)
          2,080,000    Ford Motor Co.,                                      1,736,417
                       7.45%, 07/16/2031 (a)
Total Automotive                                                        --------------
(Cost $5,867,882)                                                           5,790,313
                                                                        --------------

BANKING: 2.84%
          1,015,000    Suntrust Bank,                                       1,015,558
                       3.458%, 06/02/2009 (a)(b)
            955,000    Wells Fargo & Co. Senior Note,                         954,497
                       4.20%, 01/15/2010 (a)
            980,000    Huntington National Bank,                              980,950
                       Senior Note, 4.375%,
                       01/15/2010 (a)
          1,820,000    JP Morgan Chase & Co.,                               2,012,738
                       6.75%, 02/01/2011 (a)
            280,000    UFJ Bank Ltd., Subordinated                            317,000
                       Note, 7.40%, 06/15/2011 (a)
            500,000    UFJ Finance Aruba AEC,                                 557,601
                       6.75%, 07/15/2013 (a)
            290,000    Bank of America Corp., Senior                          308,137
                       Note, 5.375%, 06/15/2014 (a)
            120,000    Royal Bank of Scotland Group                           123,728
                       plc, Subordinated Note, 5.00%,
                       10/01/2014 (a)
            905,000    The Chuo Mitsui Trust &                                889,096
                       Banking Co., Ltd.
                       5.506%, 04/15/2049,
                       Callable 04/15/2015 @ 100.00 (a)(d)
          3,370,000    Mizuho Financial Group Ltd.,                         3,685,095
                       (Cayman),
                       8.375%, 04/27/2049 (a)
          1,950,000    RBS Capital Trust III,                               2,025,295
                       5.512%, 09/29/2049,
                       Callable 09/30/2014 @ 100.00 (a)(b)
          1,400,000    Barclays Bank plc,                                   1,684,305
                       8.55%, 09/29/2049,
                       Callable 06/15/2011 @ 100.00 (a)(b)(d)

          2,095,000    RBS Capital Trust I,                                 2,066,894
                       4.709%, 12/29/2049,
                       Callable 07/01/2013 @ 100.00 (a)(b)
Total Banking                                                           --------------
(Cost $16,162,366)                                                         16,620,894
                                                                        --------------

BROADCASTING/MEDIA: 1.19%
            235,000    Allbritton Communications Co.,                         231,475
                       Senior Subordinated Note,
                       7.75%, 12/15/2012,
                       Callable 12/15/2007@ 103.88 (a)
            890,000    News America Holdings,                               1,124,851
                       9.25%, 02/01/2013 (a)
            735,000    WPP Finance Corp. (United                              777,090
                       Kingdom),
                       5.875%, 06/15/2014 (a)
          2,555,000    Time Warner Entertainment Co.,                       3,266,790
                       Senior Debenture, 8.375%,
                       03/15/2023 (a)
          1,450,000    News America Holdings,                               1,572,857
                       6.55%, 03/15/2033 (a)
Total Broadcasting/Media                                                --------------
(Cost $6,377,374)                                                           6,973,063
                                                                        --------------

BUILDING/REAL ESTATE: 0.19%
            590,000    iStar Financial, Inc., Senior                          583,121
                       Note, 5.15%, 03/01/2012 (a)
            195,000    M/I Homes Inc.,                                        189,150
                       6.875%, 04/01/2012 (a)(d)
            305,000    William Lyon Homes, Inc.,                              330,925
                       10.75%, 04/01/2013,
                       Callable 04/01/2008 @ 105.38 (a)
Total Building/Real Estate                                              --------------
(Cost $1,127,104)                                                           1,103,196
                                                                        --------------

CABLE: 0.94%
            445,000    British Sky Broadcasting Group                         478,741
                       plc,
                       6.875%, 02/23/2009 (a)
            105,000    Insight Midwest LP, Senior                             108,806
                       Note, 9.75%, 10/01/2009,
                       Callable 05/11/2005 @ 104.88 (a)
            570,000    Charter Communications                                 567,150
                       Operating LLC, Senior Note,
                       8.00%, 04/30/2012 (a)(d)
            620,000    Cox Communications Inc.,                               601,841
                       4.625%, 06/01/2013 (a)
          1,025,000    Comcast Corp.                                        1,053,708
                       5.30%, 01/15/2014 (a)
            347,000    PanAmSat Corp.                                         378,664
                       9.00%, 08/15/2014,
                       Callable 08/15/2009 @ 104.50 (a)
            355,000    DirectTV Holdings LLC                                  353,225
                       6.375%, 06/15/2015,
                       Callable 06/15/2015 @ 103.19 (a)(d)
          1,400,000    Comcast Cable Communication                          1,980,483
                       Holdings
                       9.455%, 11/15/2022 (a)
Total Cable                                                             --------------
(Cost $5,494,931)                                                           5,522,618
                                                                        --------------

CHEMICALS: 0.14%
            735,000    Union Carbide Corp.,                                   805,559
                       Debenture, 7.75%, 10/01/2096 (a)
Total Chemicals                                                         --------------
(Cost $718,463)                                                               805,559
                                                                        --------------

COMMUNICATIONS: 2.02%
          1,480,000    Telus Corp.,                                         1,565,693
                       7.50%, 06/01/2007 (a)
          2,465,000    Telecom Italia Capital Corp.,                        2,395,174
                       4.00%, 01/15/2010 (a)(d)

            740,000    Deutsche Telekom International                         857,612
                       Finance BV
                       8.00%, 06/15/2010 (a)
          1,085,000    AT&T Corp., Senior Note,                             1,250,463
                       7.30%, 11/15/2011 (a)(d)
          4,035,000    Sprint Capital Corp.,                                4,853,383
                       8.375%, 03/15/2012 (a)
            715,000    SBC Communications, Inc.,                              731,060
                       5.10%, 09/15/2014 (a)
            165,000    Verizon Global Funding Corp.,                          213,056
                       7.75%, 12/01/2030 (a)
Total Communications                                                    --------------
(Cost $11,854,101)                                                         11,866,441
                                                                        --------------

COMMUNICATIONS-FIXED: 0.55%
          1,920,000    British Telecommunications plc                       2,273,253
                       8.375%, 12/15/2010 (a)
            195,000    Qwest Corp.,                                           212,063
                       8.875%, 03/15/2012 (a)(d)
            340,000    Hawaiian Telcom Communications                         360,400
                       Inc.,
                       9.75%, 05/01/2013,
                       Callable 05/01/2009 @ 104.88 (a)(d)
            360,000    Cincinnati Bell, Inc., Senior                          369,000
                       Subordinated Note, 8.375%,
                       01/15/2014,
                       Callable 01/15/2009 @ 104.19 (a)
Total Communications-Fixed                                              --------------
(Cost $3,204,312)                                                           3,214,716
                                                                        --------------

COMMUNICATIONS-MOBILE: 0.83%
          1,225,000    Cingular Wireless LLC                                1,245,368
                       5.625%, 12/15/2006 (a)
             15,000    AT&T Wireless Services Inc.,                            17,433
                       Senior Note, 7.875%,
                       03/01/2011 (a)
            830,000    Verizon Global Funding Corp.,                          969,848
                       7.375%, 09/01/2012 (a)
          1,875,000    AT&T Wireless Services Inc.,                         2,628,071
                       Senior Note, 8.75%,
                       03/01/2031 (a)
Total Communications-Mobile                                             --------------
(Cost $4,478,428)                                                           4,860,720
                                                                        --------------

CONGLOMERATE/MISCELLANEOUS: 0.27%
          1,330,000    Hutchison Whampoa                                    1,564,859
                       International Ltd.,
                       7.45%, 11/24/2033 (a)(d)
Total Conglomerate/Miscellaneous                                        --------------
(Cost $1,363,090)                                                           1,564,859
                                                                        --------------

CONSUMER MANUFACTURING: 0.26%
            540,000    Fortune Brands Inc.,                                   529,419
                       2.875%, 12/01/2006 (a)
            240,000    Broder Brothers, Senior Note,                          242,400
                       11.25%, 10/15/2010,
                       Callable 10/15/2007 @ 105.62 (a)
            415,000    Visant Corp.                                           409,812
                       7.625%, 10/01/2012,
                       Callable 10/01/2008 @ 103.81 (a)
            362,000    Spectrum Brands Inc., Senior                           350,235
                       Subordinated Note, 7.375%,
                       02/01/2015,
                       Callable 02/01/2010 @ 103.69 (a)(d)
Total Consumer Manufacturing                                            --------------
(Cost $1,557,497)                                                           1,531,866
                                                                        --------------

ENERGY: 1.12%
            135,000    Hilcorp Energy I LP, Senior                            149,175
                       Note, 10.50%, 09/01/2010,
                       Callable 09/01/2007 @ 105.25 (a)(d)

            345,000    Amerada Hess Corp.,                                    379,645
                       6.65%, 08/15/2011 (a)
          1,235,000    Valero Energy Corp                                   1,378,509
                       6.875%, 04/15/2012 (a)
            600,000    Enterprise Products Operating                          617,431
                       LP, Series B, 5.60%,
                       10/15/2014 (a)
          1,150,000    Conoco Inc., Senior Note,                            1,444,763
                       6.95%, 04/15/2029 (a)
            900,000    Amerada Hess Corp.,                                  1,137,153
                       7.875%, 10/01/2029 (a)
            510,000    Valero Energy Corp.,                                   629,503
                       7.50%, 04/15/2032 (a)
            685,000    Amerada Hess Corp.,                                    812,487
                       7.125%, 03/15/2033 (a)
Total Energy                                                            --------------
(Cost $6,015,833)                                                           6,548,666
                                                                        --------------

ENTERTAINMENT/LEISURE: 0.04%
            235,000    NCL Corp., Senior Note,                                247,338
                       10.625%, 07/15/2014,
                       Callable 07/15/2009 @ 105.31 (a)(d)
Total Entertainment/Leisure                                             --------------
(Cost $235,000)                                                               247,338
                                                                        --------------

FINANCIAL: 3.92%
            530,000    CIT Group Inc., Medium-Term                            530,949
                       Note, 3.49%, 05/18/2007 (a)(b)
            365,000    Boeing Capital Corp., Senior                           371,484
                       Note, 4.75%, 08/25/2008 (a)
          1,880,000    Household Finance Corp.,                             2,006,605
                       6.50%, 11/15/2008 (a)
          2,160,000    American General Finance                             2,171,042
                       Corp., Medium-Term Note,
                       4.625%, 05/15/2009 (a)
            720,000    Citigroup Inc.,                                        720,668
                       3.51%, 06/09/2009 (a)(b)
          4,569,000    Dow Jones Cdx, High Yield                            4,634,679
                       Series 4-T3, 8.00%,
                       06/29/2010 (a)
          1,225,000    Berkshire Hathaway Finance                           1,216,295
                       Corp.,
                       4.20%, 12/15/2010 (a)
          1,375,000    Countrywide Home Loans, Inc.                         1,326,083
                       Medium-Term Note, Series L,
                       4.00%, 03/22/2011 (a)
          1,435,000    General Electric Capital Corp.                       1,432,847
                       4.375%, 11/21/2011 (a)
          1,100,000    CIT Group, Inc., Senior Note,                        1,290,119
                       7.75%, 04/02/2012 (a)
            565,000    Household Finance Corp.,                               640,923
                       7.00%, 05/15/2012 (a)
            680,000    Capital One Bank, Subordinated                         748,159
                       Note, 6.50%, 06/13/2013 (a)
            650,000    Goldman Sachs Group Inc.,                              649,456
                       4.75%, 07/15/2013 (a)
          3,671,000    Citigroup, Inc., Subordinated                        3,755,235
                       Note, 5.00%, 09/15/2014 (a)
            790,000    Goldman Sachs Group Inc.,                              804,655
                       5.125%, 01/15/2015 (a)
            650,000    CBA Capital Trust I,                                   688,630
                       5.805%, 06/15/2015 (a)(d)
Total Financial                                                         --------------
(Cost $22,339,456)                                                         22,987,829
                                                                        --------------

FOOD/BEVERAGE: 0.47%
          1,400,000    Kraft Foods Inc.,                                    1,456,830
                       5.25%, 10/01/2013 (a)
          1,125,000    Anheuser-Busch Cos., Inc.,                           1,280,156
                       Debenture, 5.95%, 01/15/2033 (a)

Total Food/Beverage                                                     --------------
(Cost $2,549,081)                                                           2,736,986
                                                                        --------------

GAMING: 0.11%
            220,000    Riviera Holdings Corp.,                                243,100
                       11.00%, 06/15/2010,
                       Callable 06/15/2006 @ 105.50 (a)
            390,000    Seneca Gaming Corp.,                                   403,163
                       7.25%, 05/01/2012,
                       Callable 05/01/2008 @ 103.63 (a)(d)
Total Gaming                                                            --------------
(Cost $613,300)                                                               646,263
                                                                        --------------

HEALTHCARE: 0.30%
            388,000    Wellpoint Inc.                                         383,004
                       3.75%, 12/14/2007 (a)
            130,000    Universal Hospital Services                            131,300
                       Inc., Senior Note, 10.125%,
                       11/01/2011,
                       Callable 11/01/2007 @ 105.06 (a)
            215,000    Concentra Operating Corp.,                             227,900
                       9.125%, 06/01/2012,
                       Callable 06/01/2008 @ 104.56 (a)
            235,000    DaVita Inc.,                                           241,463
                       7.25%, 03/15/2015,
                       Callable 03/15/2015 @ 103.63 (a)(d)
            685,000    Humana Inc., Senior Note,                              748,972
                       6.30%, 08/01/2018 (a)
Total Healthcare                                                        --------------
(Cost $1,662,830)                                                           1,732,639
                                                                        --------------

INDUSTRIAL: 0.33%
            185,000    FastenTech Inc.,                                       200,725
                       11.50%, 05/01/2011,
                       Callable 05/01/2007 @ 105.75 (a)
            195,000    Case New Holland Inc.,                                 204,750
                       9.25%, 08/01/2011,
                       Callable 08/01/2007 @ 104.62 (a)
          1,165,000    Tyco International Group SA                          1,279,525
                       6.375%, 10/15/2011 (a)
            250,000    H&E Equipment Services LLC,                            275,625
                       11.125%, 06/15/2012,
                       Callable 06/15/2007 @ 105.56 (a)
Total Industrial                                                        --------------
(Cost $1,929,083)                                                           1,960,625
                                                                        --------------

INSURANCE: 1.34%
            235,000    Willis Group                                           235,512
                       5.125%, 07/15/2010 (a)
            780,000    MetLife Inc.,                                          793,421
                       5.00%, 11/24/2013 (a)
            735,000    Assurant Inc.,                                         773,523
                       5.625%, 02/15/2014 (a)
            855,000    Liberty Mutual Group,                                  860,728
                       5.75%, 03/15/2014 (a)(d)
            445,000    Fairfax Financial Holdings                             376,025
                       Ltd.,
                       7.375%, 04/15/2018 (a)
            720,000    Royal & Sun Alliance Insurance                         931,685
                       Group plc,
                       8.95%, 10/15/2029 (a)
          1,910,000    Mangrove Bay Pass-Through                            1,962,582
                       Trust,
                       6.102%, 07/15/2033,
                       Callable 07/15/2013 @ 100  (a)(b)(d)
          1,740,000    Zurich Capital Trust,                                1,924,255
                       8.376%, 06/01/2037,
                       Callable 06/01/2007 @ 104.19 (a)(d)
Total Insurance                                                         --------------
(Cost $7,666,933)                                                           7,857,731
                                                                        --------------


METALS/MINING: 0.16%
            455,000    AK Steel Corp.,                                        414,050
                       7.875%, 02/15/2009,
                       Callable 05/11/2005 @ 102.65 (a)
            455,000    Ispat Inland ULC,                                      530,075
                       9.75%, 04/01/2014,
                       Callable 04/01/2009 @ 104.88 (a)
Total Metals/Mining                                                     --------------
(Cost $965,962)                                                               944,125
                                                                        --------------

PAPER/PACKAGING: 0.73%
            830,000    Weyerhaeuser Co.                                       868,983
                       5.95%, 11/01/2008 (a)
              5,000    International Paper Co.,                                 5,450
                       6.75%, 09/01/2011 (a)
            460,000    Packaging Corp. of America,                            459,978
                       5.75%, 08/01/2013 (a)
          1,015,000    International Paper Co.,                             1,017,975
                       5.30%, 04/01/2015 (a)
          1,645,000    Weyerhaeuser Co.,                                    1,939,743
                       7.375%, 03/15/2032 (a)
Total Paper/Packaging                                                   --------------
(Cost $4,184,772)                                                           4,292,129
                                                                        --------------

PETROLEUM PRODUCTS: 0.07%
            405,000    Tengizchevroil Finance Co.,                            414,113
                       6.124%, 11/15/2014 (a)(d)
Total Petroleum Products                                                --------------
(Cost $406,007)                                                               414,113
                                                                        --------------

PUBLIC UTILITIES-ELECTRIC & GAS: 2.26%
            600,000    Consumers Energy Co., Series                           599,221
                       C, 4.25%, 04/15/2008 (a)
             55,000    Southern Natural Gas Co.,                               60,331
                       8.875%, 03/15/2010,
                       Callable 03/15/2007 @ 104.44 (a)
            100,000    Calpine Corp.,                                          77,000
                       8.50%, 07/15/2010,
                       Callable 07/15/2007 @ 104.25 (a)(d)
            590,000    Nisource Finance Corp.,                                677,951
                       7.875%, 11/15/2010 (a)
            895,000    Progress Energy Inc.,                                  997,000
                       7.10%, 03/01/2011 (a)
            660,000    FirstEnergy Corp. Series B,                            721,133
                       6.45%, 11/15/2011 (a)
          1,135,000    Carolina Power &  Light Co.,                         1,252,877
                       6.50%, 07/15/2012 (a)
            410,000    MidAmerican Energy Holdings                            435,509
                       Co., Senior Note, 5.875%,
                       10/01/2012 (a)
            410,000    Public Service Co. of                                  495,628
                       Colorado,
                       7.875%, 10/01/2012 (a)
          1,150,000    Txu Australia Holdings Pty                           1,256,274
                       Ltd.,
                       6.15%, 11/15/2013 (a)(d)
            660,000    Duke Capital LLC, Senior Note,                         679,008
                       5.50%, 03/01/2014 (a)
            410,000    Union Electric Co.,                                    418,556
                       5.10%, 10/01/2019 (a)
          1,085,000    Duke Capital, LLC. Senior                            1,342,842
                       Note, 8.00%, 10/01/2019 (a)
             75,000    Southern Natural Gas Co.,                               79,784
                       7.35%, 02/15/2031 (a)
          2,180,000    FirstEnergy Corp., Series C,                         2,664,784
                       7.375%, 11/15/2031 (a)
          1,340,000    Pacific Gas & Electric Co.,                          1,476,799
                       6.05%, 03/01/2034 (a)
Total Public Utilities-Electric & Gas                                   --------------
(Cost $12,475,266)                                                         13,234,697
                                                                        --------------

PUBLIC UTILITIES - TELEPHONE: 0.26%
          1,445,000    Telecom Italia Capital                               1,549,478
                       6.375%, 11/15/2033 (a)
Total Public Utilities - Telephone                                      --------------
(Cost $1,437,426)                                                           1,549,478
                                                                        --------------


PUBLISHING: 0.07%
            425,000    R.R. Donnelley & Sons Co.,                             431,440
                       5.50%, 05/15/2015 (a)(c)
Total Publishing                                                        --------------
(Cost $424,304)                                                               431,440
                                                                        --------------

RETAIL: 0.01%
             75,000    Petro Stopping Centers LP,                              75,375
                       9.00%, 02/15/2012,
                       Callable 02/15/2008 @ 104.50 (a)
Total Retail                                                            --------------
(Cost $77,456)                                                                 75,375
                                                                        --------------

SERVICE: 0.43%
          2,015,000    Pershing Road Development                            2,015,000
                       Company LLC,
                       3.73%, 09/01/2026,
                       Callable 06/01/2005 @ 102.50 (a)(b)(d)
            480,000    Republic Services, Inc.,                               507,048
                       6.086%, 03/15/2035 (a)(d)
Total Service                                                           --------------
(Cost $2,502,128)                                                           2,522,048
                                                                        --------------

SUPERMARKET/DRUG: 0.22%
            860,000    Safeway, Inc.                                          929,503
                       6.50%, 03/01/2011 (a)
            361,000    Stater Bros. Holdings Inc.,                            351,975
                       8.125%, 06/15/2012,
                       Callable 06/15/2008 @ 104.06 (a)
Total Supermarket/Drug                                                  --------------
(Cost $1,261,704)                                                           1,281,478
                                                                        --------------

TECHNOLOGY: 0.26%
            355,000    International Business                                 358,853
                       Machines Corp., Medium-Term
                       Note, 4.375%, 06/01/2009 (a)
            699,000    Motorola Inc.,                                         799,813
                       7.625%, 11/15/2010 (a)
            245,000    Telcordia Technologies, Inc.,                          229,075
                       Senior Subordinated Note,
                       10.00%, 03/15/2013,
                       Callable 03/15/2008 @ 105.00 (a)(d)
            140,000    Amkor Technology Inc., Senior                          120,400
                       Note, 7.75%, 05/15/2013,
                       Callable 01/15/2008 @ 103.88 (a)
Total Technology                                                        --------------
(Cost $1,518,920)                                                           1,508,141
                                                                        --------------

ASSET-BACKED SECURITIES: 5.50%
          2,940,000    Citibank Omni Master Trust,                          2,944,586
                       Series 1996-5 Class A, 3.45%,
                       07/15/2005 (a)(b)(d)
          1,981,521    Aegis Asset Backed Securities                        1,983,067
                       Trust, Series 2004-3 Class
                       A2A, 3.514%, 07/26/2005 (a)(b)
          2,300,000    Capital Auto Receivables Asset                       2,301,081
                       Trust Series 2005-SN1A Class
                       A3A, 4.10%, 06/15/2008 (a)
          1,910,000    Bank One Issuance Trust,                             1,911,012
                       Series 2004-A4 Class A4,
                       3.26%, 02/16/2010 (a)(b)
          2,220,000    Discover Card Master Trust I,                        2,218,624
                       Series 2004-1 Class A, 3.25%,
                       04/16/2010 (a)(b)
          1,845,000    American Express Credit                              1,842,694
                       Account Master Trust, Series
                       2005-1 Class A, 3.25%,
                       10/15/2012 (a)(b)

            396,817    RAAC Series 2004-SP1 Class                             396,940
                       AI1, 3.494%, 06/25/2013 (a)(b)
          1,937,627    SLM Student Loan Trust, Series                       1,937,627
                       2003-C Class A1, 3.51%,
                       09/15/2016 (a)(b)
          3,575,000    Citibank Credit Card Issuance                        3,677,781
                       Trust, Series 2004-A8 Class
                       A8, 4.90%, 12/12/2016 (a)
            779,382    Residential Asset Securities                           779,507
                       Corp., Series 2004-KS7 Class
                       AI1, 3.464%, 10/25/2021 (a)(b)
          1,445,835    Bear Stearns Asset Backed                            1,445,604
                       Securities, Inc., Series
                       2005-SD1 Class 1A1, 3.464%,
                       04/25/2022 (a)(b)
            484,190    Residential Asset Mortgage                             484,176
                       Products Inc., Series 2004-RS6
                       Class AI1, 3.464%, 08/25/2022 (a)(b)
            204,618    Residential Asset Mortgage                             204,618
                       Products Inc., Series 2004-RS2
                       Class AI1, 3.444%, 01/25/2024 (a)(b)
            938,755    Novastar Home Equity Loan                              939,594
                       Series 2001-1 Class A1,
                       3.594%, 07/25/2031 (a)(b)
            886,879    Residential Asset Securities                           888,680
                       Corp., Series 2002-KS7 Class
                       A2, 3.684%, 11/25/2032 (a)(b)
          1,947,298    Asset Backed Funding Corp.,                          1,957,949
                       Series 2003-WF1 Class A2,
                       3.84%, 12/25/2032 (a)
            601,086    Residential Funding Mortgage                           600,900
                       Securities Inc., Series
                       2004-HS2 Class AI1, 3.464%,
                       04/25/2033 (a)(b)
            477,559    Centex Home Equity, Series                             477,860
                       2003-C Class AV, 3.614%,
                       09/25/2033 (a)(b)
          1,176,052    Structured Asset Investment                          1,176,240
                       Loan Trust, Series 2004-5
                       Class A2, 3.494%, 05/25/2034 (a)(b)
          1,126,756    Morgan Stanley ABS Capital I,                        1,127,105
                       Series 2004-HE4 Class A3,
                       3.514%, 05/25/2034 (a)(b)
            831,501    Equity One ABS Inc., Series                            831,501
                       2004-3 Class AF1, 3.474%,
                       07/25/2034 (a)(b)
          1,751,072    Morgan Stanley ABS Capital I,                        1,751,072
                       Series 2005-WMC1 Class A2A,
                       3.414%, 01/25/2035 (a)(b)
            340,440    Merrill Lynch Mortgage                                 340,600
                       Investors, Inc., Series
                       2004-SL1 Class A, 3.574%,
                       04/25/2035 (a)(b)
Total Asset-Backed Securities                                           --------------
(Cost $32,121,162)                                                         32,218,818
                                                                        --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.56%
          2,650,000    Banc of America Commercial                           2,707,744
                       Mortgage, Inc., Series 2005-1
                       Class A3, 4.877%, 07/01/2005 (a)
          2,845,000    Banc of America Commercial                           3,018,374
                       Mortgage, Inc., Series 2004-3
                       Class A5, 5.305%, 05/10/2014 (a)
          1,975,000    LB-UBS Commercial Mortgage                           1,951,517
                       Trust, Series 2004-C7 Class
                       A2, 3.992%, 10/15/2029 (a)
          2,025,000    LB-UBS Commercial Mortgage                           2,016,941
                       Trust, Series 2004-C8 Class
                       A2, 4.201%, 12/15/2029 (a)
          1,760,000    LB-UBS Commercial Mortgage                           1,784,798
                       Trust, Series 2005-C1 Class
                       A4, 4.742%, 02/15/2030 (a)

          2,035,000    Greenwich Capital Commercial                         1,984,003
                       Funding Corp., Series 2003-C1
                       Class A4, 4.111%, 07/05/2035 (a)
            895,000    Greenwich Capital Commercial                           901,963
                       Funding Corp., Series 2003-C2
                       Class A3, 4.533%, 01/05/2036 (a)
          1,695,000    CS First Boston Mortgage                             1,674,914
                       Securities Corp., Series
                       2003-CK2 Class A2, 3.861%,
                       03/15/2036 (a)
          2,170,000    CS First Boston Mortgage                             2,155,678
                       Securities Corp., Series
                       2004-C5 Class A2, 4.183%,
                       11/15/2037 (a)
            245,000    J P Morgan Chase Commercial                            243,567
                       Mortgage Securities, Series
                       2004-C1 Class A2, 4.302%,
                       01/15/2038 (a)
          2,150,000    CS First Boston Mortgage                             2,219,789
                       Securities Corp., Series
                       2005-C1 Class A4, 5.014%,
                       02/15/2038 (a)
          2,030,000    GE Capital Commercial Mortgage                       2,114,042
                       Corp., Series 2004-C3 Class
                       A4, 5.189%, 07/10/2039 (a)
          1,605,000    Merrill Lynch Mortgage Trust,                        1,592,930
                       Series 2004-KEY Class A2,
                       4.166%, 08/12/2039 (a)
          2,060,000    Banc of America Commercial                           2,032,890
                       Mortgage, Inc., Series 2004-1
                       Class A2, 4.037%, 11/10/2039 (a)
          2,980,000    Banc of America Commercial                           3,015,999
                       Motgage Inc., Series 2004-1
                       Class A4, 4.76%, 11/10/2039 (a)
          2,850,000    Morgan Stanley Capital I,                            2,897,681
                       Series 2005-T17 Class A5,
                       4.78%, 12/13/2041 (a)
          3,745,000    Morgan Stanley Capital I,                            3,912,963
                       Series 2005-HQ5 Class A4,
                       5.168%, 01/14/2042 (a)
          2,520,000    Bear Stearns Commercial                              2,588,594
                       Mortgage Securities Inc.,
                       Series 2005-T18 Class A4,
                       4.933%, 02/13/2042 (a)
          1,900,000    Banc of America Commercial                           1,889,911
                       Mortgage Inc., Series 2004-4
                       Class A3, 4.128%, 07/10/2042 (a)
          2,620,000    Greenwich Capital Commercial                         2,619,843
                       Funding Corp., Series 2005-GG3
                       Class A2, 4.305%, 08/10/2042 (a)
          3,175,000    Merrill Lynch Mortgage Trust,                        3,230,340
                       Series 2005-MKB2 Class A2,
                       4.806%, 09/12/2042 (a)
          2,565,000    Banc of America Commercial                           2,547,968
                       Mortgage, Inc., Series 2004-6
                       Class A2, 4.161%, 12/10/2042 (a)
          1,555,000    Morgan Stanley Capital I,                            1,528,565
                       Series 2004-T13 Class A2,
                       3.94%, 09/13/2045 (a)
          2,665,000    J P Morgan Chase Commercial                          2,693,542
                       Mortgage Securities, Series
                       2005-LDP1 Class A2, 4.625%,
                       03/15/2046 (a)
          2,620,000    J P Morgan Chase Commercial                          2,707,823
                       Mortgage Securities, Series
                       2005-LDP1 Class A4, 5.038%,
                       03/15/2046 (a)
Total Commercial Mortgage-Backed Securities                             --------------
(Cost $55,149,652)                                                         56,032,379
                                                                        --------------


SOVEREIGN DEBT: 6.29%
         14,490,000    Canada Housing Trust,                    CAD        11,899,256
                       3.55%, 09/15/2010 (a)
         32,255,000    United Mexican States                    U.S.      $ 2,759,621
                       8.00%, 12/19/2013 (a)
      1,260,000,000    Japan (Govt Of) Series 265,              JPY        11,758,478
                       1.50%, 12/20/2014 (a)
          3,110,000    Russian Federation,                      U.S.      $ 3,467,650
                       5.00%, 03/31/2030 (a)
          3,365,000    United Mexican States,                               3,861,337
                       7.50%, 04/08/2033 (a)
          2,595,000    Brazil (Republic of),                                3,114,000
                       11.00%, 08/17/2040,
                       Callable 08/17/2015 @ 100.00 (a)
Total Sovereign Debt                                                    --------------
(Cost $36,279,169)                                                         36,860,342
                                                                        --------------

SHORT-TERM INVESTMENTS: 33.57%
Commercial Paper: 16.45%
          6,500,000    Rabobank Financial Corp.,                            6,500,000
                       3.36%, 07/01/2005
         10,000,000    Merrill Lynch & Company Inc.,                        9,988,769
                       3.11%, 07/14/2005
         20,000,000    A.I.G. Funding, Inc.                                19,977,395
                       3.13%, 07/14/2005
         20,000,000    Barclays Bank,                                      19,977,394
                       3.13%, 07/14/2005
         10,000,000    Credit Suisse Corp.                                  9,988,625
                       3.15%, 07/14/2005
         10,000,000    Deutsche Bank                                        9,988,625
                       3.15%, 07/14/2005
         20,000,000    Morgan Stanley                                      19,977,250
                       3.15%, 07/14/2005
Total Commercial Paper                                                  --------------
(Cost $96,398,058)                                                         96,398,058
                                                                        --------------
U.S. Government Sponsored Agency Obligations: 13.68%
         40,180,000    Federal Home Loan Mortgage                          40,136,907
                       Corp.,
                       0.00%, 07/14/2005
         40,125,000    Federal Home Loan Mortgage                          39,986,078
                       Corp.,
                       0.00%, 08/11/2005 (a)
Total U.S. Government Sponsored Agency Obligations                      --------------
(Cost $80,122,985)                                                         80,122,985
                                                                        --------------
U.S. Treasury Bill: 3.44%
         20,175,000    United States Treasury Bill                         20,165,989
                       0.00%, 07/07/2005 (a)
Total U.S. Treasury Bill                                                --------------
(Cost $20,165,989)                                                         20,165,989
                                                                        --------------

Total Short-Term Investments                                            --------------
(Cost $196,687,032)                                                       196,687,032
                                                                        --------------

INVESTMENT SUMMARY
Total Investments (Cost
$750,561,673) (e)                                   129.19%             $ 757,024,945
Cash and Other Assets, Less
Liabilities                                         (29.19)              (171,047,021)
                                                    -------             --------------
Net Assets(Equivalent to
$15.45 per share based on
37,931,389 shares of capital
stock outstanding)                                  100.00%             $ 585,977,924
                                                    =======             ==============


CREDIT DEFAULT SWAP CONTRACTS

-----------------------------------------------------------------------------------------
                                                                             Unrealized
Swap Counterparty &           Notional      Interest   Termination          Appreciation/
Referenced Obligation          Amount         Rate         Date             Depreciation
-----------------------------------------------------------------------------------------
Buys:
JP Morgan Chase
Dow Jones High Volume
4.00%, 06/20/2010            19,000,000       0.90%     06/20/2010           $ (287,465)

JP Morgan Chase
Dow Jones High Volume
4.00%, 06/20/2010             6,000,000       0.90%     06/20/2010               11,982

FORWARD EXCHANGE CURRENCY CONTRACTS

-----------------------------------------------------------------------------------------------------
                                                             U.S. $
                                              Contract      Value on        U.S. $
                                               Amount       Original        Current       Unrealized
                                               (000)          Date           Value       Appreciation
-----------------------------------------------------------------------------------------------------
Sales Contracts
Canadian Dollars     Settling 08/19/2005        14,468     $11,756,369    $11,822,454     $ (66,085)

Japanese Yen         Settling 08/23/2005     1,331,212      12,236,755     12,064,603       172,152

Mexican Peso         Settling 08/23/2005        29,406       2,691,313      2,709,338       (18,025)
                                                                                          ---------
                                                                                          $  88,042
                                                                                          ---------

(a) Positions, or portion thereof, with an aggregate market value of $451,431,110 have been segregated to collateralize open forward exchange currency contracts.
(b)   Variable rate coupon, rate shown as of June 30, 2005.
(c)   When-issued security.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $25,803,441 or 4.40% of net assets.
(e) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $8,370,492 and gross unrealized depreciation of investments was $1,907,220, resulting in net unrealized appreciation of $6,463,272 (excluding swap transactions).

      Explanation of abbreviations:

      TBA-To Be Announced

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:   August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:   August 23, 2005

By:     /s/ Mark D. Gersten
        -------------------
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   August 23, 2005